Income Taxes (Schedule of Components of Company's Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Tax losses carry forwards	$ 114,107	$ 139,914
Inventory related	2,584	12,124
Intangibles assets	23,143	38,379
Provision for employee related obligations	1,463	3,568
Stock-based compensation expense	4,887	6,040
Deferred revenue	2,036	3,211
Property, plant and equipment	924	1,140
Allowance for doubtful accounts	646	645
Foreign currency losses	421	587
Research and development credit carry forwards	11,288	9,998
Other items	1,383	1,560
Gross deferred tax assets	162,882	217,166
Valuation allowance	(152,062)	(201,376)
Total deferred tax assets	10,820	15,790
Deferred tax liabilities
Intangibles assets	(13,658)	(17,053)
Property, plant and equipment	(3,581)	(2,662)
Total deferred tax liabilities	(17,239)	(19,715)
Net deferred tax liabilities	$ (6,419)	$ (3,925)